Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,880,751
– financial investments: fair value gains	(2,270)	$ 2,947	$ 1,793
Financial assets, ending balance	2,855,948	2,880,751
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,655,014
– fair value gains/(losses)	(2,270)	2,947	1,793
Financial liabilities, ending balance	2,623,757	2,655,014
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	20,300
Financial assets, ending balance	22,767	20,300
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	9,656
Financial liabilities, ending balance	11,753	9,656
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	75,266
Financial liabilities, ending balance	84,904	75,266
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	75,266
Financial liabilities, ending balance	84,904	75,266
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(8)	17
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	162	53
Total gains/(losses) recognised in profit or loss	16	307
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(8)	17
– fair value gains/(losses)	0	0
– exchange differences	(8)	17
Purchases	1,014	66
New issuances	35	6
Sales	(4)	(260)
Settlements	(681)	(26)
Transfers out	(7)	(9)
Transfers in	258	8
Financial liabilities, ending balance	785	162	53
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	1
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	157,439
Financial liabilities, ending balance	145,502	157,439
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	157,439
Financial liabilities, ending balance	145,502	157,439
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(61)	204
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,306	5,016
Total gains/(losses) recognised in profit or loss	(836)	(59)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(61)	204
– fair value gains/(losses)	0	0
– exchange differences	(61)	204
Purchases	1	0
New issuances	5,969	1,876
Sales	(27)	0
Settlements	(2,922)	(1,531)
Transfers out	(704)	(777)
Transfers in	1,154	577
Financial liabilities, ending balance	7,880	5,306	5,016
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	166	(91)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	303,001
Financial liabilities, ending balance	191,064	303,001
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(26)	169
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	4,188	2,302
Total gains/(losses) recognised in profit or loss	2,583	3,398
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(26)	169
– fair value gains/(losses)	0	0
– exchange differences	(26)	169
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(3,962)	(1,462)
Transfers out	(734)	(528)
Transfers in	1,039	309
Financial liabilities, ending balance	3,088	4,188	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	(969)	(1,621)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	402,054
Financial assets, ending balance	348,972	402,054
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	402,054
Financial assets, ending balance	348,972	402,054
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,654	3,218
Total gains/(losses) recognised in profit or loss	(10)	17
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(521)	394
– financial investments: fair value gains	(428)	270
– exchange differences	(93)	124
Purchases	1,025	671
New issuances	0	0
Sales	(580)	(674)
Settlements	(336)	(530)
Transfers out	(383)	(101)
Transfers in	540	659
Financial assets, ending balance	3,389	3,654	3,218
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	(428)	270
– exchange differences	(93)	124
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	231,990
Financial assets, ending balance	248,842	231,990
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	231,990
Financial assets, ending balance	248,842	231,990
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,499	4,979
Total gains/(losses) recognised in profit or loss	(378)	(6)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(18)	115
– financial investments: fair value gains	0	0
– exchange differences	(18)	115
Purchases	1,988	687
New issuances	0	0
Sales	(473)	(1,579)
Settlements	(747)	(1,122)
Transfers out	(1,027)	(1,790)
Transfers in	818	1,215
Financial assets, ending balance	2,662	2,499	4,979
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(309)	(32)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(18)	115
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,492
Financial assets, ending balance	2,251	2,492
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	45,553
Financial assets, ending balance	49,804	45,553
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	11,477	9,476
Total gains/(losses) recognised in profit or loss	1,753	504
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(285)	286
– financial investments: fair value gains	0	0
– exchange differences	(285)	286
Purchases	3,692	3,701
New issuances	0	1
Sales	(1,216)	(2,042)
Settlements	(1,049)	(435)
Transfers out	(184)	(140)
Transfers in	50	126
Financial assets, ending balance	14,238	11,477	9,476
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	1,509	412
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(285)	286
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	307,726
Financial assets, ending balance	196,882	307,726
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,670	2,136
Total gains/(losses) recognised in profit or loss	2,237	2,281
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(27)	143
– financial investments: fair value gains	0	0
– exchange differences	(27)	143
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(2,347)	(1,542)
Transfers out	(418)	(565)
Transfers in	363	217
Financial assets, ending balance	2,478	2,670	$ 2,136
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	1,298	707
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(27)	143
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	16	307
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	1
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	2,583	3,398
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	(969)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(378)	(6)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(309)	(32)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	2,237	2,281
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	1,298	707
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(836)	(59)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	166	(91)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	1,753	504
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	1,509	412
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(10)	17
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	$ 0	$ 0